DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF

August 31, 2021 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 98.5%
Alabama - 0.4%
Alabama Federal Aid Highway Finance Authority, Government FD/ Grant Revenue,
Series A, 5.00%, 6/1/37	$200,000	$248,586
Lower Alabama Gas District, Natural Gas Revenue,
Series A, 5.00%, 9/1/31	160,000	208,692
Water Works Board of the City of Birmingham, Water Revenue,
Sub-Series B, 5.00%, 1/1/43	55,000	67,905

(Cost $484,416)		525,183

Arizona - 1.6%
City of Mesa AZ Utility System Revenue, Multiple Utility Revenue,
Series A, 5.00%, 7/1/43	500,000	630,281
Salt River Project Agricultural Improvement & Power District, Electric, Power & Light Revenue,
Series A, 5.00%, 1/1/33	35,000	43,715
Series A, 5.00%, 1/1/38	450,000	543,174
Series A, 5.00%, 1/1/39	500,000	615,977
Series A, 5.00%, 1/1/47	500,000	638,006

(Cost $2,324,499)		2,471,153

California - 19.0%
Alameda Corridor Transportation Authority, Transit Revenue,
Series B, 5.00%, 10/1/35	165,000	196,057
Bay Area Toll Authority, Highway Revenue Tolls,
3.25%, 4/1/36	260,000	281,687
Series S-7, 4.00%, 4/1/37	65,000	75,488
4.00%, 4/1/38	25,000	28,985
Series 7, 4.00%, 4/1/42	250,000	287,851
Sub-Series S-H, 5.00%, 4/1/44	490,000	615,026
4.00%, 4/1/47	255,000	291,830
4.00%, 4/1/49	25,000	28,576
Sub-Series S-8, 3.00%, 4/1/54	300,000	317,438
Series F-1, 5.00%, 4/1/56	100,000	124,734
Sub-Series S-8, 5.00%, 4/1/56	900,000	1,131,815
City of Los Angeles Department of Airports, Private Airport & Marina Revenue,
Series A, 5.00%, 5/15/34	40,000	52,304
Series A, 5.00%, 5/15/36	35,000	45,526
5.00%, 5/15/37	30,000	38,966
Series A, 5.00%, 5/15/38	235,000	304,534
5.00%, 5/15/39	40,000	51,783
5.00%, 5/15/40	55,000	71,057
Series D, AMT, 5.00%, 5/15/43	125,000	155,523
Series A, AMT, 4.00%, 5/15/44	1,225,000	1,412,729
Series C, AMT, 5.00%, 5/15/44	200,000	246,029
Series A, AMT, 5.00%, 5/15/46	250,000	318,999
Series A, AMT, 5.00%, 5/15/47	100,000	121,020
Series B, 5.00%, 5/15/48	250,000	323,294
Series F, AMT, 3.00%, 5/15/49	330,000	347,850
Series F, AMT, 4.00%, 5/15/49	500,000	573,296
Series D, AMT, 5.00%, 5/15/49	100,000	123,874
Series C, AMT, 4.00%, 5/15/50	500,000	581,566
City of Sacramento CA Transient Occupancy Tax Revenue, Hotel Occupancy Tax,
Series A, 5.00%, 6/1/48	25,000	29,784
City of San Francisco CA Public Utilities Commission Water Revenue, Water Revenue,
Series D, 5.00%, 11/1/32	150,000	188,313
Series D, 3.00%, 11/1/50	340,000	366,195
Series C, 4.00%, 11/1/50	1,000,000	1,193,235
East Bay Municipal Utility District Water System Revenue, Water Revenue,
Series A, 5.00%, 6/1/45	100,000	123,235
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue,
Series A, 5.00%, 6/1/31	25,000	33,666
Series A, 5.00%, 6/1/34	70,000	92,883
Series A, 5.00%, 6/1/37	345,000	453,610
Series A, 5.00%, 7/1/42	225,000	276,452
Series A, 5.00%, 7/1/44	175,000	219,718
Los Angeles County Sanitation Districts Financing Authority, Sewer Revenue,
Series A, 4.00%, 10/1/42	100,000	109,931
Los Angeles Department of Water & Power Power System Revenue, Electric, Power & Light Revenue,
Series D, 5.00%, 7/1/32	50,000	65,261
Series D, 5.00%, 7/1/34	30,000	38,044
Series B, 5.00%, 7/1/39	100,000	131,203
Series B, 5.00%, 7/1/40	85,000	110,869
Series A, 5.00%, 7/1/42	500,000	603,624
Series C, 5.00%, 7/1/42	30,000	36,784
Series D, 5.00%, 7/1/43	125,000	156,102
Series D, 5.00%, 7/1/44	105,000	134,414
Series A, 5.00%, 7/1/45	60,000	75,622
Series A, 5.00%, 7/1/46	750,000	881,982
Series C, 5.00%, 7/1/47	175,000	213,797
Los Angeles Department of Water & Power Water System Revenue, Water Revenue,
Series A, 5.00%, 7/1/41	300,000	354,195
Series A, 5.00%, 7/1/41	200,000	242,344
Series A, 5.00%, 7/1/41	165,000	215,284
Series B, 5.00%, 7/1/43	315,000	394,314

Series A, 5.00%, 7/1/44	50,000	60,456
Series A, 5.00%, 7/1/48	60,000	73,620
Series A, 5.00%, 7/1/50	210,000	270,125
Metropolitan Water District of Southern California, Water Revenue,
Series C, 5.00%, 7/1/39	25,000	32,997
Series C, 5.00%, 7/1/40	100,000	131,309
Series A, 5.00%, 10/1/45	210,000	269,993
Norman Y Mineta San Jose International Airport SJC, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 3/1/41	990,000	1,183,698
Sacramento Municipal Utility District, Electric, Power & Light Revenue,
Series H, 4.00%, 8/15/45	400,000	479,078
San Diego County Regional Airport Authority, Private Airport & Marina Revenue,
Series A, 5.00%, 7/1/49	200,000	247,507
San Diego County Regional Transportation Commission, Sales Tax Revenue,
Series A, 5.00%, 4/1/41	280,000	333,603
San Francisco City & County Airport Commission-San Francisco International Airport, Private Airport & Marina Revenue,
Series 2020A, AMT, 5.00%, 5/1/37	1,100,000	1,404,683
Series A, AMT, 5.00%, 5/1/37	1,000,000	1,255,926
Series A, AMT, 5.00%, 5/1/39	50,000	62,519
AMT, 5.00%, 5/1/43	320,000	392,008
Series A, AMT, 5.00%, 5/1/44	150,000	185,480
Series E, AMT, 5.00%, 5/1/45	1,225,000	1,511,436
Series C, 5.00%, 5/1/46	600,000	712,850
Series A, AMT, 5.00%, 5/1/47	200,000	240,669
Series D, AMT, 5.25%, 5/1/48	870,000	1,076,268
Series A, AMT, 4.00%, 5/1/49	1,300,000	1,489,681
Series A, AMT, 5.00%, 5/1/49	200,000	245,596
Series F, 5.00%, 5/1/50	900,000	1,121,893
Series E, AMT, 5.00%, 5/1/50	370,000	453,733
San Francisco City & County Public Utilities Commission Wastewater Revenue, Sewer Revenue,
Series A, 4.00%, 10/1/43	85,000	98,989
Southern California Public Power Authority, Natural Gas Revenue,
Series A, 5.00%, 11/1/33	305,000	419,302
State of California Department of Water Resources, Water Revenue,
Series BB, 5.00%, 12/1/32	70,000	95,148
Series BB, 5.00%, 12/1/33	45,000	60,948
Series BB, 5.00%, 12/1/34	25,000	33,754
Series BB, 5.00%, 12/1/35	25,000	33,683

(Cost $27,494,893)		28,865,650

Colorado - 3.1%
City & County of Denver Co., Hotel Occupancy Tax,
Series A, 4.00%, 8/1/51	700,000	832,223
City & County of Denver Co. Airport System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 12/1/32	285,000	358,480
Series A, AMT, 5.00%, 12/1/34	330,000	410,010
Sub-Series A, AMT, 5.00%, 12/1/36	265,000	372,959
Series A, AMT, 5.00%, 12/1/38	320,000	396,605
Series A, AMT, 4.00%, 12/1/43	650,000	741,262
Series A, AMT, 5.00%, 12/1/43	325,000	398,688
Series A, AMT, 5.00%, 12/1/48	700,000	855,903
Sub-Series B, 5.00%, 12/1/48	40,000	49,678
Colorado Bridge Enterprise, Miscellaneous Revenue,
AMT, 4.00%, 6/30/51	250,000	276,444

(Cost $4,373,077)		4,692,252

Connecticut - 0.5%
State of Connecticut Special Tax Revenue, Fuel Sales Tax Revenue,
5.00%, 5/1/37	300,000	389,865
5.00%, 5/1/38	250,000	324,104

(Cost $696,034)		713,969

District of Columbia - 4.0%
District of Columbia Water & Sewer Authority, Water Revenue,
Series A, 5.00%, 10/1/39	245,000	291,294
Series B, 5.00%, 10/1/49	250,000	307,597
District of Columbia, Income Tax Revenue,
Series A, 5.00%, 3/1/44	500,000	637,671
Series C, 5.00%, 5/1/45	125,000	160,665
Metropolitan Washington Airports Authority Aviation Revenue, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 10/1/35	35,000	39,978
AMT, 5.00%, 10/1/42	130,000	158,731
Series A, AMT, 5.00%, 10/1/46	400,000	512,196
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Highway Revenue Tolls,
Series B, 4.00%, 10/1/44	1,000,000	1,158,602
Series B, 3.00%, 10/1/50	700,000	742,183
Series B, 4.00%, 10/1/53	1,350,000	1,559,186
Washington Metropolitan Area Transit Authority, Transit Revenue,
Series B, 5.00%, 7/1/42	365,000	442,008

(Cost $5,761,754)		6,010,111

Florida - 8.2%
Central Florida Expressway Authority, Highway Revenue Tolls,
5.00%, 7/1/38	105,000	128,189
City of Cape Coral FL Water & Sewer Revenue, Water Revenue,
5.00%, 10/1/39	150,000	184,358
City of Gainesville FL Utilities System Revenue, Multiple Utility Revenue,
Series A, 5.00%, 10/1/47	100,000	125,436
City of Tampa FL Water & Wastewater System Revenue, Water Revenue,
Series A, 5.00%, 10/1/54	1,000,000	1,284,293
County of Broward FL Airport System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 10/1/44	100,000	116,023
Series A, AMT, 4.00%, 10/1/49	150,000	172,987
County of Broward FL Port Facilities Revenue, Private Airport & Marina Revenue,
Series B, AMT, 4.00%, 9/1/44	500,000	575,343
County of Miami-Dade FL Aviation Revenue, Private Airport & Marina Revenue,
Series B, AMT, 5.00%, 10/1/40	520,000	629,936
Series A, AMT, 4.00%, 10/1/44	100,000	115,293
Series A, AMT, 5.00%, 10/1/44	100,000	124,343
Series A, AMT, 5.00%, 10/1/49	380,000	470,691
County of Miami-Dade FL Transit System, Sales Tax Revenue,
4.00%, 7/1/38	90,000	100,842
Series A, 4.00%, 7/1/49	500,000	585,356
County of Miami-Dade FL Water & Sewer System Revenue, Water Revenue,
5.00%, 10/1/43	50,000	62,454
Series A, 4.00%, 10/1/44	165,000	188,417
Series B, 4.00%, 10/1/44	150,000	175,876
Series A, 3.375%, 10/1/47	105,000	115,069
4.00%, 10/1/48	400,000	464,658
Series B, 3.00%, 10/1/49	355,000	383,802
Series B, 4.00%, 10/1/49	1,000,000	1,163,809
4.00%, 10/1/51	275,000	327,208
Greater Orlando Aviation Authority, Private Airport & Marina Revenue,
Sub-Series A, AMT, 5.00%, 10/1/42	250,000	302,642
Series A, AMT, 5.00%, 10/1/44	165,000	206,152
Sub-Series A, AMT, 5.00%, 10/1/47	100,000	120,734
Series A, AMT, 4.00%, 10/1/49	500,000	577,837
Sub-Series A, AMT, 5.00%, 10/1/52	500,000	602,286
Series A, AMT, 3.25%, 10/1/54	250,000	267,793
Hillsborough County Aviation Authority, Private Airport & Marina Revenue,
Series F, 5.00%, 10/1/48	125,000	155,633
JEA Electric System Revenue, Electric, Power & Light Revenue,
Series 3A, 3.00%, 10/1/40	500,000	540,683
JEA Water & Sewer System Revenue, Water Revenue,
Series A, 4.00%, 10/1/40	250,000	299,813
Orange County Convention Center, Miscellaneous Taxes,
Series B, 4.00%, 10/1/36	300,000	344,990
Putnam County Development Authority, Electric, Power & Light Revenue,
Series A, 5.00%, 3/15/42	250,000	301,278
Tampa-Hillsborough County Expressway Authority, Highway Revenue Tolls,
Series B, 4.00%, 7/1/42	1,000,000	1,148,562

(Cost $11,791,752)		12,362,786

Georgia - 0.7%
City of Atlanta GA Department of Aviation, Private Airport & Marina Revenue,
Series B, AMT, 4.00%, 7/1/49	200,000	230,240
City of Atlanta GA Water & Wastewater, Water Revenue,
Series B, 5.00%, 11/1/47	250,000	307,652
Development Authority of Burke County, Electric, Power & Light Revenue,
Series D, 4.125%, 11/1/45	290,000	329,933
Main Street Natural Gas, Inc., Natural Gas Revenue,
Series A, 5.00%, 5/15/43	30,000	36,669
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue,
Series C, 3.25%, 7/1/39	120,000	131,079

(Cost $958,002)		1,035,573

Guam - 0.1%
Guam Government Waterworks Authority, Water Revenue,
5.00%, 1/1/46
(Cost $130,108)	125,000	141,288

Hawaii - 0.3%
State of Hawaii Airports System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 7/1/43
(Cost $445,574)	400,000	491,568

Illinois - 6.4%
Chicago O’Hare International Airport, Private Airport & Marina Revenue,
Series A, 5.00%, 1/1/35	50,000	64,544
Series A, 4.00%, 1/1/36	250,000	297,523
Series B, 5.00%, 1/1/37	25,000	30,137
Series B, 5.00%, 1/1/38	145,000	174,605
Series B, 5.00%, 1/1/39	50,000	60,138
Series D, AMT, 5.00%, 1/1/42	825,000	978,061
Series A, AMT, 4.00%, 1/1/43	40,000	45,883
Series B, 4.00%, 1/1/44	75,000	86,308
Series D, 5.00%, 1/1/47	695,000	832,647
Series B, 5.00%, 1/1/48	850,000	1,045,961
Series D, 5.00%, 1/1/52	385,000	460,970
Series D, AMT, 5.00%, 1/1/52	1,150,000	1,365,140
Series A, AMT, 4.375%, 1/1/53	25,000	28,899
Series B, 5.00%, 1/1/53	500,000	613,242
Illinois State Toll Highway Authority, Highway Revenue Tolls,
Series A, 5.00%, 1/1/40	350,000	456,468
Series A, 5.00%, 1/1/41	30,000	39,017
Series B, 5.00%, 1/1/41	50,000	59,484
Series A, 5.00%, 1/1/42	550,000	667,023
Series A, 4.00%, 1/1/44	340,000	396,954
Series A, 5.00%, 1/1/44	800,000	997,728
Series A, 5.00%, 1/1/45	775,000	994,869

(Cost $9,272,233)		9,695,601

Indiana - 0.2%
Indiana Finance Authority, Sewer Revenue,
Series A, 5.00%, 10/1/41	100,000	119,927
Indiana Municipal Power Agency, Electric, Power & Light Revenue,
5.00%, 1/1/42	200,000	239,431

(Cost $333,033)		359,358

Kentucky - 0.2%
Kentucky Economic Development Finance Authority, Lease Revenue,
Series A, 4.00%, 12/1/41	255,000	296,669
Kentucky Municipal Power Agency, Electric, Power & Light Revenue,
Series A, 4.00%, 9/1/39	45,000	49,670
Louisville & Jefferson County Metropolitan Sewer District, Sewer Revenue,
Series A, 3.00%, 5/15/46	10,000	10,611

(Cost $329,537)		356,950

Louisiana - 0.7%
East Baton Rouge Sewerage Commission, Sewer Revenue,
Series A, 4.00%, 2/1/45	245,000	285,598
Louisiana Local Government Environmental Facilities & Community Development Authority, Industrial Revenue,
3.50%, 11/1/32	450,000	502,511
New Orleans Aviation Board, Private Airport & Marina Revenue,
Series B, AMT, 5.00%, 1/1/48	250,000	297,087

(Cost $1,010,145)		1,085,196

Maryland - 1.1%
Maryland State Transportation Authority, Highway Revenue Tolls,
4.00%, 7/1/50	1,250,000	1,481,152
State of Maryland Department of Transportation, Fuel Sales Tax Revenue,
3.50%, 10/1/33	190,000	213,233

(Cost $1,676,324)		1,694,385

Massachusetts - 1.1%
Commonwealth of Massachusetts, Hotel Occupancy Tax,
5.50%, 1/1/34	185,000	256,114
Massachusetts Bay Transportation Authority Sales Tax Revenue, Sales Tax Revenue,
Series B-1, 5.00%, 7/1/50	35,000	43,509
Series A-1, 4.00%, 7/1/51	180,000	216,061
Massachusetts Port Authority, Private Airport & Marina Revenue,
Series C, AMT, 5.00%, 7/1/44	400,000	493,567
Series E, AMT, 5.00%, 7/1/51	505,000	642,146

(Cost $1,614,813)		1,651,397

Michigan - 1.0%
Great Lakes Water Authority Sewage Disposal System Revenue, Water Revenue,
Series C, 5.00%, 7/1/36	430,000	516,068
Great Lakes Water Authority Water Supply System Revenue, Water Revenue,
Series A, 5.00%, 7/1/46	125,000	147,673
Lansing Board of Water & Light, Electric, Power & Light Revenue,
Series A, 5.00%, 7/1/44	575,000	724,342
Series A, 5.00%, 7/1/48	90,000	112,826

(Cost $1,434,565)		1,500,909

Minnesota - 0.1%
Minneapolis-St Paul Metropolitan Airports Commission, Private Airport & Marina Revenue,
Series C, 5.00%, 1/1/46
(Cost $121,321)	100,000	120,278

Missouri - 0.4%
Metropolitan St Louis Sewer District, Sewer Revenue,
Series A, 5.00%, 5/1/47	245,000	294,968
Missouri Joint Municipal Electric Utility Commission, Electric, Power & Light Revenue,
Series A, 5.00%, 12/1/40	235,000	279,376

(Cost $548,183)		574,344

Nevada - 0.9%
County of Clark Department of Aviation, Private Airport & Marina Revenue,
Sub-Series A-2, 5.00%, 7/1/40	50,000	61,699
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax,
Series B, 5.00%, 7/1/43	840,000	1,020,115
Series B, 4.00%, 7/1/49	250,000	282,084

(Cost $1,249,260)		1,363,898

New Jersey - 2.2%
New Jersey Transportation Trust Fund Authority, Appropriations,
Series A, 4.00%, 6/15/36	100,000	119,913
New Jersey Turnpike Authority, Highway Revenue Tolls,
Series A, 5.00%, 1/1/31	10,000	12,200
Series B, 5.00%, 1/1/31	20,000	25,191
Series B, 5.00%, 1/1/32	30,000	37,731
Series G, 4.00%, 1/1/33	130,000	153,260
Series A, 5.00%, 1/1/33	45,000	54,793
Series A, 5.00%, 1/1/34	25,000	30,402
Series B, 5.00%, 1/1/34	130,000	162,678
Series G, 5.00%, 1/1/37	40,000	49,685
Series G, 3.25%, 1/1/38	595,000	651,951
Series E, 5.00%, 1/1/45	500,000	571,908
Series A, 5.00%, 1/1/48	685,000	847,186
Series A, 4.00%, 1/1/51	500,000	588,425

(Cost $3,101,048)		3,305,323

New York - 23.4%
Long Island Power Authority, Electric, Power & Light Revenue,
5.00%, 9/1/33	95,000	121,357
5.00%, 9/1/42	185,000	225,947
Series B, 5.00%, 9/1/46	100,000	119,449
Metropolitan Transportation Authority, Fuel Sales Tax Revenue,
Series A, 5.25%, 11/15/32	350,000	427,992
Metropolitan Transportation Authority, Transit Revenue,
Series D, 5.00%, 11/15/32	25,000	30,816
Series C-1, 5.00%, 11/15/33	30,000	36,951
Series D, 5.00%, 11/15/33	50,000	61,575
Series C-1, 5.00%, 11/15/34	50,000	61,549
Series C-1, 3.25%, 11/15/36	430,000	464,138
Series B, 4.00%, 11/15/36	100,000	113,327
Series C-1, 4.00%, 11/15/37	155,000	179,762
Series B, 5.00%, 11/15/37	900,000	1,066,958
Series C-1, 4.00%, 11/15/38	50,000	57,859
Series D, 4.00%, 11/15/42	325,000	372,982
Series A, Sub-Series A-2, 5.00%, 11/15/44	100,000	123,508
Series E, 4.00%, 11/15/45	1,000,000	1,152,889
Series C-1, 4.75%, 11/15/45	1,000,000	1,210,630
Sub-Series A, 5.00%, 11/15/45	75,000	92,111
Series D, 4.00%, 11/15/46	620,000	707,605
Series D-2, 4.00%, 11/15/48	630,000	724,104
Series A-1-GROUP 1, 5.00%, 11/15/48	600,000	738,965
Series D-3, 4.00%, 11/15/49	140,000	160,742
Series D-3, 4.00%, 11/15/50	250,000	286,796
Series C-1, 5.00%, 11/15/50	1,110,000	1,357,862
Series A-1, 4.00%, 11/15/52	775,000	882,918
Series A-1-GROUP 2, 4.00%, 11/15/54	845,000	984,839
Series C-1, 5.25%, 11/15/55	250,000	310,523
New York City Transitional Finance Authority Future Tax Secured Revenue, Income Tax Revenue,
Sub-Series E-1, 5.00%, 2/1/34	300,000	356,808
Sub-Series E-1, 5.00%, 2/1/35	180,000	213,826
Series A, Sub-Series E-1, 5.00%, 2/1/36	200,000	242,905
Sub-Series E-1, 5.00%, 2/1/38	300,000	355,226
Sub-Series A-1, 5.00%, 5/1/40	500,000	594,905
Sub-Series A-1, 4.00%, 5/1/42	15,000	16,613
New York City Water & Sewer System, Water Revenue,
Series EE, 5.00%, 6/15/33	500,000	616,898
Series CC-1, 4.00%, 6/15/37	95,000	110,297
Sub-Series CC-1, 5.00%, 6/15/38	500,000	609,126
Series AA, 4.00%, 6/15/40	2,090,000	2,503,796
Series FF, 5.00%, 6/15/40	100,000	125,621
Sub-Series EE-2, 5.00%, 6/15/40	135,000	172,621
4.00%, 6/15/42	400,000	471,643
Series AA-2, 4.00%, 6/15/42	500,000	594,242
Sub-Series CC-1, 5.00%, 6/15/46	300,000	358,177
Series DD, 5.00%, 6/15/47	1,000,000	1,210,744
Series CC, 5.00%, 6/15/48	965,000	1,170,692
Series DD-1, 5.00%, 6/15/48	300,000	369,271
Series BB-1, 4.00%, 6/15/49	200,000	235,892
Series CC-1, 4.00%, 6/15/49	200,000	235,892
Series DD-1, 5.00%, 6/15/49	400,000	501,391
Series AA-1, 3.00%, 6/15/50	245,000	263,032
Series BB1, 3.00%, 6/15/50	500,000	536,799
Series DD-1, 3.00%, 6/15/50	500,000	534,996
Series BB-1, 4.00%, 6/15/50	285,000	334,337
Series GG-1, 4.00%, 6/15/50	605,000	704,561
Sub-Series DD-1, 4.00%, 6/15/50	850,000	989,880

Series AA-1, 5.00%, 6/15/50	110,000	141,250
Series AA-1, 3.00%, 6/15/51	300,000	322,653
Series CC-1, 5.00%, 6/15/51	250,000	322,767
New York Convention Center Development Corp., Hotel Occupancy Tax,
Series A, 5.00%, 11/15/46	25,000	29,851
New York Liberty Development Corp., Industrial Revenue,
2.625%, 9/15/69	505,000	523,734
New York Power Authority, Electric, Power & Light Revenue,
Series A, 3.25%, 11/15/60	2,000,000	2,183,623
Series A, 4.00%, 11/15/60	525,000	612,104
New York State Environmental Facilities Corp., Water Revenue,
5.00%, 6/15/42	50,000	61,254
Sub-Series E, 5.00%, 6/15/42	100,000	122,509
5.00%, 6/15/47	50,000	61,318
New York Transportation Development Corp., Industrial Revenue,
AMT, 5.00%, 1/1/30	485,000	595,347
AMT, 5.00%, 1/1/31	175,000	213,708
AMT, 5.00%, 1/1/32	40,000	48,766
AMT, 5.00%, 1/1/34	500,000	606,310
AMT, 4.00%, 1/1/36	270,000	307,644
Port Authority of New York & New Jersey, Private Airport & Marina Revenue,
5.00%, 11/1/31	700,000	919,770
Triborough Bridge & Tunnel Authority, Highway Revenue Tolls,
Series A, 4.00%, 11/15/54	450,000	529,000
Triborough Bridge & Tunnel Authority, Miscellaneous Taxes,
Series A-1, 5.00%, 5/15/51	1,000,000	1,286,734

(Cost $33,353,627)		35,392,687

Ohio - 1.0%
Franklin County Convention Facilities Authority, Industrial Revenue,
5.00%, 12/1/51	100,000	118,684
Northeast Ohio Regional Sewer District, Sewer Revenue,
3.00%, 11/15/40	100,000	111,414
Ohio Turnpike & Infrastructure Commission, Highway Revenue Tolls,
Series A, 5.00%, 2/15/46	275,000	354,066
Ohio Water Development Authority Water Pollution Control Loan Fund, Water Revenue,
Series A, 5.00%, 12/1/29	10,000	12,477
Series A, 5.00%, 6/1/30	10,000	12,443
Series A, 5.00%, 12/1/50	750,000	959,304

(Cost $1,543,197)		1,568,388

Oklahoma - 0.5%
Oklahoma Turnpike Authority, Highway Revenue Tolls,
Series C, 4.00%, 1/1/42	350,000	402,840
Series A, 5.00%, 1/1/43	280,000	336,615

(Cost $681,800)		739,455

Oregon - 0.9%
Port of Portland OR Airport Revenue, Private Airport & Marina Revenue,
Series 24B, AMT, 5.00%, 7/1/47	1,000,000	1,186,101
State of Oregon Department of Transportation, Fuel Sales Tax Revenue,
Series A, 5.00%, 11/15/40	30,000	39,401
Sub-Series A, 5.00%, 11/15/42	65,000	83,317

(Cost $1,195,733)		1,308,819

Pennsylvania - 6.1%
City of Philadelphia PA Airport Revenue, Private Airport & Marina Revenue,
Series B, AMT, 5.00%, 7/1/42	50,000	60,206
Series B, AMT, 5.00%, 7/1/47	300,000	360,304
City of Philadelphia PA Water & Wastewater, Water Revenue,
Series A, 5.00%, 11/1/45	500,000	640,485
Series A, 5.00%, 10/1/48	35,000	43,390
Series A, 5.00%, 11/1/50	500,000	634,002
Delaware River Joint Toll Bridge Commission, Highway Revenue Tolls,
5.00%, 7/1/42	365,000	441,095
Pennsylvania Turnpike Commission, Fran. Tax & Bus. LIC Fees,
Series A, 5.25%, 12/1/44	565,000	725,831
Series A, 5.00%, 12/1/48	480,000	596,515
Pennsylvania Turnpike Commission, Highway Revenue Tolls,
Series B-2, 5.00%, 6/1/34	500,000	610,631
Sub-Series B-1, 5.00%, 6/1/42	100,000	119,702
Series A, 3.00%, 12/1/42	160,000	171,794
Series A-1, 5.00%, 12/1/42	25,000	30,486
Series A-2, 5.00%, 12/1/43	250,000	311,123
Series A, 5.00%, 12/1/44	250,000	316,185
Sub-Series A, 5.00%, 12/1/44	500,000	632,370
Series A-1, 5.00%, 12/1/46	900,000	1,062,576
Series A-1, 5.00%, 12/1/47	500,000	610,728
Sub-Series A, 4.00%, 12/1/49	100,000	116,777
Series B, 5.00%, 12/1/50	960,000	1,232,620
Series B, 4.00%, 12/1/51	500,000	587,647

(Cost $8,922,519)		9,304,467

Puerto Rico - 1.0%
Puerto Rico Highway & Transportation Authority, Fuel Sales Tax Revenue,
Series CC, 5.25%, 7/1/36	500,000	564,186
Series N, 5.25%, 7/1/36	295,000	332,820
Puerto Rico Highway & Transportation Authority, Highway Revenue Tolls,
Series L, 5.25%, 7/1/35	570,000	620,961
Series L, 5.25%, 7/1/41	25,000	28,718

(Cost $1,541,754)		1,546,685

South Carolina - 0.7%
South Carolina Ports Authority, Private Airport & Marina Revenue,
Series A, 3.00%, 7/1/49	100,000	106,231
South Carolina Public Service Authority, Electric, Power & Light Revenue,
Series A, 4.00%, 12/1/42	465,000	547,969
South Carolina Public Service Authority, Nuclear Revenue,
Series A, 5.00%, 12/1/55	365,000	417,684

(Cost $1,014,846)		1,071,884

Tennessee - 1.4%
Metropolitan Nashville Airport Authority, Private Airport & Marina Revenue,
Series B, 5.00%, 7/1/49	125,000	156,345
Series B, AMT, 4.00%, 7/1/54	550,000	630,454
Series A, 5.00%, 7/1/54	525,000	657,669
Series B, AMT, 5.00%, 7/1/54	500,000	623,127

(Cost $2,012,424)		2,067,595

Texas - 7.0%
Central Texas Regional Mobility Authority, Highway Revenue Tolls,
Series E, 5.00%, 1/1/45	100,000	125,275
Series B, 5.00%, 1/1/46	100,000	127,811
Series B, 4.00%, 1/1/51	50,000	58,517
City of Austin TX Electric Utility Revenue, Electric, Power & Light Revenue,
Series B, 5.00%, 11/15/49	625,000	795,358
City of Austin TX Water & Wastewater System Revenue, Water Revenue,
Series C, 5.00%, 11/15/50	305,000	393,635
City of Dallas TX Waterworks & Sewer System Revenue, Water Revenue,
Series C, 4.00%, 10/1/49	500,000	595,385
City of Houston TX Combined Utility System, Water Revenue,
Series A, 5.00%, 11/15/34	55,000	67,292
Series B, 5.00%, 11/15/36	500,000	610,886
Series B, 5.00%, 11/15/42	30,000	36,920
Series D, 5.00%, 11/15/43	30,000	37,689
Series C, 3.00%, 11/15/47	360,000	389,874
Series C, 4.00%, 11/15/49	55,000	65,622
Series B, 5.00%, 11/15/49	200,000	252,750
City of San Antonio TX Electric & Gas Systems, Electric, Power & Light Revenue,
5.00%, 2/1/34	190,000	247,456
5.00%, 2/1/47	150,000	181,039
County of Harris TX, Highway Revenue Tolls,
Series A, 5.00%, 8/15/47	200,000	235,961
Dallas Fort Worth International Airport, Private Airport & Marina Revenue,
4.00%, 11/1/34	35,000	43,208
4.00%, 11/1/35	85,000	104,716
Harris County Toll Road Authority, Highway Revenue Tolls,
Series A, 4.00%, 8/15/48	555,000	638,260
4.00%, 8/15/50	670,000	788,200
Harris County-Houston Sports Authority, Hotel Occupancy Tax,
Series A, 3.125%, 11/15/56	100,000	107,145
North Texas Tollway Authority, Highway Revenue Tolls,
Series A, 4.00%, 1/1/36	225,000	267,208
Series A, 4.00%, 1/1/37	25,000	29,612
Series A, 3.00%, 1/1/38	500,000	542,775
Series A, 5.00%, 1/1/43	125,000	153,910
Series A, 5.00%, 1/1/48	1,500,000	1,836,407
Series B, 5.00%, 1/1/48	390,000	467,234
4.25%, 1/1/49	30,000	34,569
San Antonio Water System, Water Revenue,
Series A, 4.00%, 5/15/51	250,000	298,258
Texas Water Development Board, Water Revenue,
4.00%, 10/15/45	30,000	36,005
Series A, 5.00%, 10/15/45	600,000	704,913
5.00%, 10/15/46	50,000	60,440
4.00%, 4/15/51	150,000	178,465
West Harris County Regional Water Authority, Water Revenue,
3.00%, 12/15/58	25,000	26,506

(Cost $10,119,651)		10,539,301

Utah - 0.9%
City of Salt Lake City UT Airport Revenue, Private Airport & Marina Revenue,
Series B, 5.00%, 7/1/42	25,000	30,447
Series A, AMT, 5.00%, 7/1/43	400,000	488,369
Series A, AMT, 5.00%, 7/1/47	500,000	600,506
Series B, 5.00%, 7/1/47	30,000	36,386
Series A, AMT, 5.25%, 7/1/48	225,000	277,639

(Cost $1,304,998)		1,433,347

Virginia - 2.2%
Chesapeake Bay Bridge & Tunnel District, Highway Revenue Tolls,
5.00%, 7/1/41	190,000	225,349
Hampton Roads Transportation Accountability Commission, Sales Tax Revenue,
Series A, 4.00%, 7/1/45	100,000	118,974
Series A, 4.00%, 7/1/55	700,000	827,053
Series A, 5.00%, 7/1/60	500,000	633,327
Virginia Small Business Financing Authority, Highway Revenue Tolls,
AMT, 5.00%, 12/31/52	550,000	659,742
AMT, 5.00%, 12/31/56	750,000	899,065

(Cost $3,168,713)		3,363,510

Washington - 0.8%
Energy Northwest, Nuclear Revenue,
Series A, 5.00%, 7/1/38	300,000	384,925
Port of Seattle WA, Private Airport & Marina Revenue,
Series C, AMT, 5.25%, 5/1/42	190,000	226,975
AMT, 5.00%, 4/1/44	500,000	609,121

(Cost $1,128,125)		1,221,021

West Virginia - 0.2%
West Virginia Parkways Authority, Highway Revenue Tolls,
5.00%, 6/1/47
(Cost $327,789)	250,000	322,832

Wisconsin - 0.2%
Wisconsin Department of Transportation, Miscellaneous Revenue,
Series 2, 5.00%, 7/1/30	45,000	55,918
Wisconsin Health & Educational Facilities Authority, Electric, Power & Light Revenue,
5.00%, 4/1/44	245,000	301,556

(Cost $324,906)		357,474

TOTAL MUNICIPAL BONDS (Cost $141,790,653)		149,254,637

TOTAL INVESTMENTS - 98.5% (Cost $141,790,653)		$149,254,637
Other assets and liabilities, net - 1.5%		2,319,726

NET ASSETS - 100.0%		$151,574,363

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

AMT:	Alternative Minimum Tax

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds(a)	$—	$149,254,637	$—	$149,254,637

TOTAL	$—	$149,254,637	$—	$149,254,637

(a)	See Schedule of Investments for additional detailed categorizations.